Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income Tax

18. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) benefit

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Current tax expense	--	--	(2)
Deferred tax (expense) benefit	(11)	(80)	--
Total	(11)	(80)	(2)

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2018		2017
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	1	(18)	6	(88)
Other receivables and current assets	959	(62)	26	(84)
Inventories	22	(10)	71	(4)
Property, Plant & Equipment	329	(85)	527	(374)
Non-current other assets	--	--	110	--
Current deferred income	--	--	1	--
Trade liabilities	231	--	22	--
Current financial liabilities	209	--	126	--
Current financial assets	3	(624)	12	(98)
Other current liabilities and provisions	204	(729)	73	--
Contract liabilities	17	(141)	--	--
Non-current deferred income	--	--	1,076	--
Non-current financial liabilities	--	(76)	--	(42)
Non-current financial assets	--	--	3	--
Non-current liabilities and provisions	--	--	--	(1,020)
Intangible assets	--	(1)	--	(1)
Tax losses carried forward	113	--	97	--
Valuation allowance	(418)	--	(505)	--
Tax assets (liabilities)	1,670	(1,746)	1,645	(1,711)
Set off of tax	(1,670)	1,670	(1,645)	1,645
Net tax	0	(76)	0	(66)

At December 31, 2018 voxeljet had gross loss carry‑forwards for corporation tax and trade tax losses of kEUR 26,617 and kEUR 26,033, respectively, for which no deferred taxes have been recognized. These tax losses can be carried forward without restriction for future offset against taxable profits. In addition, there are foreign tax loss carry‑forwards of kEUR 14,352, primarily related to our subsidiary in the UK.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2018	2017 (1)	2016
	(€ in thousands)
Loss before tax	(8,753)	(8,474)	(11,311)
Tax expense at prevailing statutory rate (28%)	2,451	2,373	3,167
Non-deductible expenses	(196)	(326)	(170)
Non-taxable income	242	266	116
Tax-rate related differences	(128)	(139)	(128)
Unrecognized temporary differences and tax losses	(2,380)	(2,254)	(2,987)
Income tax expense	(11)	(80)	(2)